LEASE (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Lease
SCHEDULE OF OPERATING LEASES

The balances for the operating leases where the Company is the lessee are presented within the balance sheets as follows:

	As of	As of
	December 31, 2025	March 31, 2025
Operating leases:
Operating lease right-of-use assets	$73,246	$37,999

Operating lease liabilities, current	$58,001	$38,109
Operating lease liabilities, noncurrent	15,245	-
Total operating lease liabilities	$73,246	$38,109

Weighted average remaining lease term (in years)	1.2	0.43

The balances for the operating leases where the Company is the lessee are presented within the balance sheets as follows:

	As of	As of
	March 31, 2025	March 31, 2024
Operating leases:
Operating lease right-of-use assets	$37,999	$32,535

Operating lease liabilities, current	$38,109	$23,097
Operating lease liabilities, noncurrent	-	9,813
Total operating lease liabilities	$38,109	$32,910

Weighted average remaining lease term (in years)	0.43	1.42
Weighted average discount rate (%)	3.63%	3.63%

SCHEDULE OF LEASES EXPENSES

The components of lease expenses for the nine months ended December 31, 2025 and 2024 were as follows:

	For the nine-month ended December 31,
	2025	2024
Operating lease cost	$71,570	$71,522
Cost of other leases with period less than one year and variable lease costs	20,762	3,596

Total lease expenses	$92,332	$75,118

Weighted average discount rate (%)	3.63%	3.63%

The components of lease expenses for the years ended March 31, 2025, 2024 and 2023 were as follows:

	For the years ended March 31,
	2025	2024	2023
Operating lease cost	$73,351	$23,468	$23,013
Cost of other leases with period less than one year and variable lease costs	6,664	-	-

	$80,015	$23,468	$23,013

SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES

Supplemental cash flow information related to leases for the nine months ended December 31, 2025 and 2024 were as follows:

	For the nine -month ended December 31,
Cash paid for amounts included in the measurement of lease liabilities:	2025	2024
Operating cash flows from operating leases	$92,332	$75,118
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligation:	$106,752	$82,402

Supplemental cash flow information related to leases for the years ended March 31, 2025, 2024 and 2023 were as follows:

	For the years ended March 31,
Cash paid for amounts included in the measurement of lease liabilities:	2025	2024	2023
Operating cash flows from operating leases	$80,015	$23,468	$23,013
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligation:	$63,352	$45,680	$31,689

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

As of December 31, 2025, the maturities of operating lease liabilities (excluding short-term lease) are as follows:

As of December 31, 2025	Operating Lease
2026	$59,414
2027	15,453
Total lease payments	74,867
Less: Imputed interest	(1,621)
Present value of lease liabilities	$73,246
Less: current portion	(58,001)
Lease obligations, noncurrent	$15,245

As of March 31, 2025, the maturities of operating lease liabilities (excluding short-term lease) are as follows:

For the year ending March 31,	Operating Lease
2025	$38,566
Total lease payments	38,566
Less: Imputed interest	(457)
Present value of lease liabilities	$38,109
Less: current portion	(38,109)

As of March 31, 2024, the maturities of operating lease liabilities (excluding short-term lease) are as follows:

For the year ending March 31,	Operating Lease
2025	$23,926
2026	9,880
Total lease payments	33,806
Less: Imputed interest	(896)
Present value of lease liabilities	$32,910
Less: current portion	(23,097)
Lease obligations, noncurrent	$9,813